UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     January 25, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total: 	73

Form 13F Information Table Value Total: 	357,208

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109     1223    70875 SH       SOLE                                      70875
American Express Co Com        COM              025816109    10399   189291 SH       SOLE                                     189291
American Intl Group Com        COM              026874107      247     2508 SH       SOLE                                       2508
Amgen Inc                      COM              031162100    22904   358219 SH       SOLE                                     358219
BP Amoco P L C Sponsored Adr   COM              055622104     3630    75815 SH       SOLE                                      75815
Bank Of America Corp New       COM              060505104      627    13660 SH       SOLE                                      13660
Bell South Corp NFSC           COM              079860102      476    11624 SH       SOLE                                      11624
Berkshire Hathaway Inc Del Cl  COM              084670108      497        7 SH       SOLE                                          7
Berkshire Hathaway Inc Del Cl  COM              084670207     9524     4046 SH       SOLE                                       4046
Bluegreen Corp                 COM              096231105       47    30000 SH       SOLE                                      30000
Bristol Myers Squibb           COM              110122108      259     3505 SH       SOLE                                       3505
Capital Crossing Bk Com        COM              140071101      114    10240 SH       SOLE                                      10240
Chase Manhattan                COM              16161A108     1797    39544 SH       SOLE                                      39544
Chelsea GCA Realty Inc Com     COM              163262108     2939    79690 SH       SOLE                                      79690
Chevron Corporation Com        COM              166751107     6923    81986 SH       SOLE                                      81986
Cisco Sys Inc                  COM              17275R102    20464   535001 SH       SOLE                                     535001
Citigroup Inc.                 COM              172967101      556    10879 SH       SOLE                                      10879
Coca-Cola                      COM              191216100     5469    89747 SH       SOLE                                      89747
Colgate Palmolive              COM              194162103      253     3919 SH       SOLE                                       3919
Countrywide Cr Ind Del Com     COM              222372104      694    13815 SH       SOLE                                      13815
Dell Computer                  COM              247025109     4991   286208 SH       SOLE                                     286208
Developers Divers Rlty Com     COM              251591103     1541   115720 SH       SOLE                                     115720
Du Pont E I De Nemours Com     COM              263534109     1927    39879 SH       SOLE                                      39879
Duke Realty, Inc.              COM              264411505      464    18825 SH       SOLE                                      18825
E M C Corp Mass Com            COM              268648102     1242    18675 SH       SOLE                                      18675
Eli Lilly & Co.                COM              532457108     1406    15111 SH       SOLE                                      15111
Ericsson L M Tel Co Adr Cl B S COM              294821400    14876  1329638 SH       SOLE                                    1329638
Exxon Mobil Corp Com           COM              30231G102    14301   164493 SH       SOLE                                     164493
Fannie Mae                     COM              313586109     8606    99209 SH       SOLE                                      99209
Federal Realty                 COM              313747206      456    24001 SH       SOLE                                      24001
Freddie Mac                    COM              313400301    12115   175897 SH       SOLE                                     175897
Fulton Finl Corp PA Com        COM              360271100      396    17158 SH       SOLE                                      17158
General Electric Co            COM              369604103     8575   178871 SH       SOLE                                     178871
Gillette                       COM              375766102     8657   239648 SH       SOLE                                     239648
Gulf West Banks Inc Com        COM              402582100      176    23030 SH       SOLE                                      23030
Healthcare Rlty Tr Com         COM              421946104     1758    82750 SH       SOLE                                      82750
Home Depot                     COM              437076102    11871   259818 SH       SOLE                                     259818
Huntington Bancshares Com      COM              446150104      287    17757 SH       SOLE                                      17757
Inchorus.com Com               COM              45325P107        0    12000 SH       SOLE                                      12000
Intel                          COM              458140100    19984   664729 SH       SOLE                                     664729
International Business Machine COM              459200101      330     3878 SH       SOLE                                       3878
Johnson & Johnson              COM              478160104     1430    13610 SH       SOLE                                      13610
Meditrust Sh Ben Int           COM              58501T306      134    52316 SH       SOLE                                      52316
Merck & Co, Inc.               COM              589331107    12831   137049 SH       SOLE                                     137049
Microsoft                      COM              594918104     7172   165349 SH       SOLE                                     165349
Nasdaq 100 Tr Unit Ser 1       COM              631100104      294     5038 SH       SOLE                                       5038
Nike Inc Cl B                  COM              654106103      953    17075 SH       SOLE                                      17075
Nokia Corp Sponsored Adr       COM              654902204    18561   426687 SH       SOLE                                     426687
Nortel Networks Corp New       COM              656568102     4546   141790 SH       SOLE                                     141790
Oracle Corp Com                COM              68389X105    21571   742220 SH       SOLE                                     742220
Pacific Century Cyber          COM              Y6801N134       19    30000 SH       SOLE                                      30000
Payless Cashways Inc Com Par $ COM              704378405       14    16316 SH       SOLE                                      16316
Pfizer                         COM              717081103    18414   400309 SH       SOLE                                     400309
Physicians Specialty Com       COM              718934102        0    17956 SH       SOLE                                      17956
Proctor & Gamble               COM              742718109     1955    24923 SH       SOLE                                      24923
Royal Dutch Pete. (Shell)      COM              780257804     1313    21674 SH       SOLE                                      21674
SBC Communications Inc         COM              78387G103     4126    86408 SH       SOLE                                      86408
Schering Plough                COM              806605101    10875   191629 SH       SOLE                                     191629
Sun Microsystems Inc           COM              866810104     2291    82178 SH       SOLE                                      82178
SunTrust Banks                 COM              867914103     2436    38659 SH       SOLE                                      38659
Texaco                         COM              881694103     6901   111084 SH       SOLE                                     111084
USA Education Inc              COM              90390U102    17762   261200 SH       SOLE                                     261200
United Dominion Rlty Tr Com    COM              910197102      451    41750 SH       SOLE                                      41750
Verizon Communications Com     COM              92343V104     2733    54525 SH       SOLE                                      54525
Wal-mart Stores Inc            COM              931142103      725    13654 SH       SOLE                                      13654
Walt Disney Co                 COM              254687106     5188   179289 SH       SOLE                                     179289
Worldcom Inc Com               COM              98157D106     2805   199478 SH       SOLE                                     199478
Wrigley                        COM              982526105     5850    61060 SH       SOLE                                      61060
Texaco Cap LLC Pfd Ser A Mips  PFD              P9132Z107      798    34150 SH       SOLE                                      34150
CMS Energy Corp Acts           PFD CV           125896308      297     8500 SH       SOLE                                       8500
Cendant Corp Income Prides     PFD CV           151313301     1504   110366 SH       SOLE                                     110366
Kmart Fing I Pfd Trcv 7.75%    PFD CV           498778208      220     8250 SH       SOLE                                       8250
WHX Corp Pfd Cv Ser A          PFD CV           929248201       38    10975 SH       SOLE                                      10975